CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock Class A [Member]	Common Stock Class C [Member]	Common Stock Class D [Member]	Securities Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 2				$ 13,378	$ (14,199)	$ (819)
Beginning balance, Shares at Dec. 31, 2020	14,845,067
Common Stock issued for cash					14,542		14,542
Common Stock issued for cash, Shares	1,977,009
Series D Stock Issued			$ 2				2
Series D Stock Issued, Shares			25,725,370
Founder Class A shares relinquished	$ (1)						(1)
Founder class A shares relinquished, Shares	(10,000,000)
Shares issued for services and rent guarantees		$ 1			568		569
Shares issued for services and rent guarantees, Shares	32,500	5,000
Stock based compensation					123,245		123,245
Net Loss						(133,736)	(133,736)
Balance at December 31, 2022 at Dec. 31, 2021	$ 1	$ 1	$ 2		151,733	(147,935)	3,802
Ending balance, Shares at Dec. 31, 2021	6,854,576	5,000	25,725,370
Common Stock issued for cash					15,302		15,302
Common Stock issued for cash, Shares	2,475,616
Series D Stock Issued			$ 1				1
Series D Stock Issued, Shares			5,400,000
Shares issued for services and rent guarantees					89		89
Shares issued for services and rent guarantees, Shares	151,546	5,000
Stock based compensation					41,608		41,608
Net Loss						(70,681)	(70,681)
Exchange of Class C to Class A		$ (1)			572		571
Exchange of Class C to Class A, Shares	75,000	(10,000)
Stock based compensation, Shares	170,000
Options exercised to stock					260		260
Option exercised of stock, Shares	37,100
Balance at December 31, 2022 at Dec. 31, 2022	$ 1		$ 3		$ 209,564	$ (218,616)	$ (9,048)
Ending balance, Shares at Dec. 31, 2022	9,763,838		31,125,370